ORGANIZATION	12 Months Ended
Dec. 31, 2013
ORGANIZATION
ORGANIZATION

1.              ORGANIZATION

BlackRock Global Horizons I L.P. (the “Partnership”) was organized as an open-end investment company under the Delaware Revised Uniform Limited Partnership Act on May 11, 1993 and commenced trading activities on January 4, 1994.  The Partnership primarily engages in the speculative trading of futures, options on futures and forward contracts on a wide range of commodities.  The Partnership currently issues Units of limited partnership interest (“Units”) of Series A and I at Net Asset Value as of the beginning of each month. Series F and G are closed to new investors.

BlackRock Investment Management, LLC (the “General Partner” or “BRIM”), a wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), is the general partner of the Partnership.

The General Partner has formed a number of subsidiaries in the form of limited liability companies (“LLCs”) to hold Partnership assets allocated to each particular Trading Advisor. Each of these subsidiaries has, in turn, entered into an advisory agreement with each respective Trading Advisor. The primary purpose of these subsidiaries is to segregate the assets of the Partnership allocated to any one Trading Advisor from the other assets of the Partnership in order to seek to limit liability for trading losses by any one Trading Advisor to the assets allocated to such subsidiary. However within each subsidiary, there will be no segregation of liabilities of the Partnership and any other funds or accounts that may allocate assets to the same subsidiary of the Partnership.

All wholly owned subsidiaries of the Partnership have been consolidated.  All transactions between consolidated subsidiaries have been eliminated in consolidation.  From time to time, other funds and accounts managed by the General Partner or its affiliates may also invest in such subsidiaries in order to gain exposure to the relevant Trading Advisor.  In such instances where the Partnership is not the sole investor in the subsidiary, the subsidiary will no longer be consolidated (the “Non-Consolidated LLCs”), and the Partnership’s investment in the Non-Consolidated LLCs will be presented as Investments in Non-Consolidated LLCs on the Consolidated Statements of Financial Condition.  Effective May 1, 2011, November 1, 2011 and May 7, 2013 other funds managed by the General Partner invested in one or more subsidiaries of the Partnership.  As a result, those subsidiaries were no longer consolidated; instead, the Partnership’s interest in such Non-Consolidated LLCs are presented as Investments in Non-Consolidated LLCs on the Consolidated Statements of Financial Condition.  See Note 3 for further information on the Non-Consolidated LLCs.

The General Partner terminated the advisory agreement with the Trading Advisor for Nets Global Horizons, LLC on February 22, 2013, paid all proceeds to its members in March 2013 and the Non-Consolidated LLC commenced liquidation on March 31, 2013. The liquidation was completed on September 11, 2013.

The Bank of New York Mellon provides custody services for the Partnership. The subsidiaries’ assets are held in cash and customer segregated managed accounts at Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), Newedge USA, LLC (“Newedge USA”), J.P. Morgan Securities LLC (“JPMS”), Morgan Stanley & Co. LLC (“MS&Co.”), UBS Securities LLC (“UBS Securities”), HSBC Bank PLC (“HSBC”), Barclays Bank PLC (“Barclays”) and any other clearing brokers that may be utilized by the Partnership in the future (the “Clearing Brokers”) or allocated to one or more commodity pools (each a “Portfolio Fund”) for which custodians and clearing brokers are selected by the independent professional advisors of such Portfolio Funds or managed accounts (the “Trading Advisors”) and at a custody account at State Street Bank and Trust Company (“State Street”). As of, and for the years ended December 31, 2013 and 2012, there were no assets held in any Portfolio Funds.

Each Series is subject to a sponsor fee, distribution fee and Trading Advisors’ management fees based on the month-end net assets of that Series. Series I does not pay a distribution fee. Each Series pays a Profit Share to the Trading Advisors based upon each Series new trading profits, as defined.  Other operating expenses incurred, and trading profits (losses), are allocated to each Series based upon its net assets.

The Partnership will terminate on December 31, 2023 or at an earlier date if certain conditions occur, as well as under certain other circumstances as set forth in the Limited Partnership Agreement of the Partnership.